Inventories - Summary of Inventories (Detail) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Inventory Disclosure [Abstract]
Raw materials	$ 1,363	$ 1,254
Work-in-process	871	747
Finished goods	4,438	3,689
Total inventories	$ 6,672	$ 5,690